Loans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Stage 2 performing loans measured at stage 1 would be lower than total recognized IFRS 9 ECL	$ 273
Interest recognized on impaired loan	23	$ 26
Interest recognized on loans before impaired	59	45
Canada [member]
Disclosure of detailed information about borrowings [line items]
Interest income	27	23
Interest recognized on loans before impaired	41	35
Foreign countries [member]
Disclosure of detailed information about borrowings [line items]
Interest income	54	55
Interest recognized on loans before impaired	18	10
Current [member]
Disclosure of detailed information about borrowings [line items]
Interest income	81	$ 78
Modified Loans [Member] | Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 2, amortized cost	133
Modified Loans [Member] | Stage 3 [member]
Disclosure of detailed information about borrowings [line items]
Loans classified as stage 3, amortized cost	119
Modified Loans [Member] | Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Gross carrying amount of previously modified stage 2 or stage 3 loans that have returned to stage 1	42
Downside case [member]
Disclosure of detailed information about borrowings [line items]
ECL expected value	$ 241
Probability weighting percentage	100.00%